Long-term interest bearing debt and interest expenses (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt facilities
As of December 31, 2013 and December 31, 2012, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012
Credit facilities:
$2,000 facility	1,503.4	1,750.0

Total credit facilities	1,503.4	1,750.0

Bonds:
Bond Loan, MNOK 1,500	244.5	—
Bond loan, subscribed in full by related party	500.0	500.0

Total bonds	744.5	500.0

Related party debt:
Revolving credit facility from related party	5.0	175.0
$27.5 Million shareholder loan facility provided by related party	—	27.5
Loan provided by related party	195.0	—
Total Related party debt	200.0	202.5

Total interest bearing debt	2,447.9	2,452.5

Less: current portion	(166.7)	(166.7)

Long-term portion of interest bearing debt	2,281.2	2,285.8

Maturities of outstanding debt
The outstanding debt as of December 31, 2013 is repayable as follows:

Year ending December 31, (In millions of U.S. dollars)
2014	166.7
2015	171.7
2016	166.7
2017	1,003.3
2018 and thereafter	939.5
Total debt	2,447.9